Net Periodic benefit Cost Recognized in Comprehensive Earnings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Actuarial (gain) loss	$ (90,755)	$ 47,877	$ 65,334
Prior service cost	(449)	(466)	(534)
Actuarial gain (loss)	(15,679)	(12,417)	(6,324)
Transition asset	1	1	1
Settlement charge	(729)	(779)	(375)
Total	(107,611)	34,216	58,102
Postretirement Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Actuarial (gain) loss	(1,011)	1,993	(3,884)
Prior service credit			(10,397)
Prior service cost	3,255	3,255	1,740
Actuarial gain (loss)	(25)	283	85
Total	$ 2,219	$ 5,531	$ (12,456)